May 2, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:      Document Control - EDGAR

Re:        American Enterprise Variable Annuity Account
               American Express(R) Galaxy Premier Variable Annuity American Express Pinnacle Variable Annuity(SM)
           File No. 333-82149/811-7195

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,


/s/ James M. Odland
-------------------
    James M. Odland
    Counsel